EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 9.	EMPLOYEE BENEFIT PLANS

Stock-Based Compensation

The Company has a Stock Incentive Plan (the “Plan”) authorizing the issuance of up to 803,142 shares of the Company’s common stock. This Plan is administered by a committee of the Board of Directors and provides for the granting of options to purchase shares of the common stock to officers and key employees of the Company. The exercise price of each option granted under the Plan may not be less than the fair market value of the shares of common stock subject to the option on the date of grant as determined by the Board of Directors. Options are exercisable in whole or in part upon such terms as may be determined by the committee and expire ten years after the date of grant.

Other pertinent information related to the options is as follows:

	Years Ended December 31,
	2019		2018
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	457,000	$1.77	465,500	$2.08
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	(8,500)	(18.47)
Expired	(10,000)	(14.00)	—	—

Outstanding at end of year	447,000	$1.50	457,000	$1.77

Options exercisable at year end	447,000	$1.50	457,000	$1.77

Information pertaining to options outstanding at December 31, 2019 is as follows:

Options Outstanding			Options Exercisable
Number Outstanding	Weighted- Average Remaining Contractual Life	Exercise Price	Number Exercisable	Exercise Price
447,000	5.45	$1.50	447,000	$1.50

447,000			447,000

At December 31, 2019, there was no remaining unrecognized compensation cost related to stock-based payments.

Bank Owned Life Insurance

The Company is the owner of life insurance policies on various officers. The balance of the various officer policy surrender values at December 31, 2019 and 2018 amounted to $7,451,381 and $7,250,234, respectively. Income recognized for the increase in policy surrender values amounted to $201,147 and $169,602 for the years ended December 31, 2019 and 2018, employees respectively.

Profit Sharing Plan

The Company has a 401(k) profit sharing plan covering substantially all of its employees, subject to minimum age and service requirements. Contributions to the plan charged to expense for the years ended December 31, 2019 and 2018 amounted to $113,404 and $99,847, respectively.